Consolidated balance sheets - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	€ 1,405,052	€ 1,007,723
Trade accounts and other receivables	3,708,028	3,421,346
Accounts receivable from related parties	128,033	159,196
Inventories	1,743,099	1,663,278
Other current assets	871,672	913,603
Total current assets	7,855,884	7,165,146
Property, plant and equipment	4,242,576	4,190,281
Right-of-use assets	4,401,235	4,325,115
Intangible assets	1,469,214	1,426,330
Goodwill	14,257,982	14,017,255
Deferred taxes	382,470	361,196
Investment in equity method investees	717,142	696,872
Other non-current assets	745,924	752,540
Total non-current assets	26,216,543	25,769,589
Total assets	34,072,427	32,934,735
Liabilities
Accounts payable	762,384	716,526
Accounts payable to related parties	134,159	118,663
Current provisions and other current liabilities	2,947,601	2,812,419
Short-term debt	1,506,911	1,149,988
Short-term debt from related parties	520,600	21,865
Current portion of long-term debt	1,964,695	1,447,239
Current portion of long-term lease liabilities	629,856	622,227
Current portion of long-term lease liabilities from related parties	17,073	16,514
Income tax payable	118,967	101,793
Total current liabilities	8,602,246	7,007,234
Long-term debt, less current portion	5,803,399	6,458,318
Long-term lease liabilities, less current portion	4,030,231	3,959,865
Long-term lease liabilities from related parties, less current portion	104,469	106,432
Non-current provisions and other non-current liabilities	677,364	668,747
Pension liabilities	704,422	689,195
Income tax payable	81,214	78,005
Deferred taxes	799,146	739,702
Total non-current liabilities	12,200,245	12,700,264
Total liabilities	20,802,491	19,707,498
Shareholders' equity
Ordinary shares, no par value, 1.00 nominal value, 374,165,226 shares authorized, 304,444,441 issued and 293,344,152 outstanding as of March 31, 2020 and 374,165,226 shares authorized, 304,436,876 issued and 298,329,247 outstanding as of December 31, 2019	304,444	304,437
Treasury stock, at cost	(692,666)	(370,502)
Additional paid-in capital	3,603,310	3,607,662
Retained earnings	9,732,241	9,454,861
Accumulated other comprehensive income (loss)	(950,901)	(1,038,545)
Total FMC-AG & Co. KGaA shareholders' equity	11,996,428	11,957,913
Noncontrolling interests	1,273,508	1,269,324
Total equity	13,269,936	13,227,237
Total liabilities and equity	€ 34,072,427	€ 32,934,735